Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Categories of financial assets [abstract]
Loans and advances at amortised cost	£ 348,549	£ 342,632
Reverse repurchase agreements and other similar secured lending	4,459	9,031
Categories of financial liabilities [abstract]
Deposits at amortised cost	(500,895)	(481,036)
Repurchase agreements and other similar secured borrowing	(20,005)	(14,174)
Debt securities in issue	(90,733)	(75,796)
Subordinated liabilities	(12,839)	(16,341)	£ (18,156)
Fair value
Categories of financial assets [abstract]
Loans and advances at amortised cost	347,733	340,516
Reverse repurchase agreements and other similar secured lending	4,459	9,031
Categories of financial liabilities [abstract]
Deposits at amortised cost	(500,933)	(481,106)
Repurchase agreements and other similar secured borrowing	(20,005)	(14,174)
Debt securities in issue	(92,746)	(77,813)
Subordinated liabilities	(13,434)	(16,918)
Carrying amount
Categories of financial assets [abstract]
Loans and advances at amortised cost	348,549	342,632
Reverse repurchase agreements and other similar secured lending	4,459	9,031
Categories of financial liabilities [abstract]
Deposits at amortised cost	(500,895)	(481,036)
Repurchase agreements and other similar secured borrowing	(20,005)	(14,174)
Debt securities in issue	(90,733)	(75,796)
Subordinated liabilities	£ (12,839)	£ (16,341)